UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1.  Schedule of Investments

VCA-2

Schedule Of Investments

As of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 99.3%

Aerospace & Defense — 2.3%
Lockheed Martin Corp.	37,977	$3,053,351
Raytheon Co.	80,767	4,108,617

		7,161,968

Auto Components — 1.9%
Lear Corp.	119,524	5,841,138

Capital Markets — 4.8%
Bank of New York Mellon Corp. (The)	188,363	5,626,403
Goldman Sachs Group, Inc. (The)	28,720	4,551,258
Morgan Stanley	172,427	4,710,706

		14,888,367

Chemicals — 4.7%
Dow Chemical Co. (The)	120,693	4,556,161
El du Pont de Nemours & Co.	79,873	4,390,619
Monsanto Co.	78,033	5,638,665

		14,585,445

Commercial Banks — 2.2%
Wells Fargo & Co.	210,918	6,686,101

Communications Equipment — 2.4%
Juniper Networks, Inc.(a)	92,399	3,888,150
Motorola Mobility Holdings, Inc.(a)	144,812	3,533,413

		7,421,563

Computers & Peripherals — 4.1%
Apple, Inc.(a)	12,970	4,519,396
EMC Corp.(a)	161,116	4,277,630
Hewlett-Packard Co.	90,887	3,723,640

		12,520,666

Consumer Finance — 1.4%
American Express Co.	93,184	4,211,917

Diversified Consumer Services — 1.4%
H & R Block, Inc.	259,790	4,348,885

Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	151,344	6,976,958
Moody’s Corp.	105,381	3,573,470

		10,550,428

Electronic Equipment & Instruments — 1.8%
Flextronics International, Ltd.(a)	747,658	5,585,005

Energy Equipment & Services — 2.7%
Halliburton Co.	84,339	4,203,456
National Oilwell Varco, Inc.	53,388	4,232,067

		8,435,523

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	178,440	6,124,061
Wal-Mart Stores, Inc.	75,870	3,949,034

		10,073,095

Food Products — 6.5%
Bunge, Ltd.	92,647	6,701,158
Kraft Foods, Inc.	144,962	4,546,008
Smithfield Foods, Inc.(a)	191,181	4,599,815
Tyson Foods, Inc. Cl. A	215,164	4,128,997

		19,975,978

Health Care Providers & Services — 1.6%
Express Scripts, Inc. Cl. A(a)	86,448	4,807,373

Hotels, Restaurants & Leisure — 1.4%
International Game Technology	263,986	4,284,493

Independent Power Producers & Energy Traders — 1.6%
Calpine Corp.(a)	301,510	4,784,964

Insurance — 2.5%
Arch Capital Group, Ltd.(a)	35,202	3,491,686
MetLife, Inc.	92,931	4,156,804

		7,648,490

Internet Software & Services — 4.8%
Baidu, Inc.(a)ADR (China)	37,814	5,211,147
Google, Inc. Cl. A(a)	9,731	5,704,410
IAC/InterActiveCorp.(a)	124,650	3,850,439

		14,765,996

Machinery — 1.7%
Ingersoll-Rand PLC	108,980	5,264,824

Media — 7.2%
Comcast Corp.	271,349	6,707,747
Liberty Global, Inc. Ser. C(a)	115,195	4,606,648
Viacom, Inc.	137,270	6,385,800
Walt Disney Co. (The)	106,703	4,597,832

		22,298,027

Metals & Mining — 4.0%
Freeport-McMoRan Copper & Gold, Inc.	91,098	5,060,494
Goldcorp, Inc.	61,800	3,077,640
Kinross Gold Corp.	263,095	4,143,746

		12,281,880

Multi-Utilities — 1.4%
National Grid PLC ADR (United Kingdom)	91,884	4,414,107

Oil, Gas & Consumable Fuels — 15.1%
Anadarko Petroleum Corp.	79,918	6,546,882
Apache Corp.	36,493	4,777,663
Hess Corp.	36,304	3,093,464
Marathon Oil Corp.	89,854	4,790,117
Noble Energy, Inc.	59,861	5,785,566
Occidental Petroleum Corp.	61,493	6,425,404
Suncor Energy, Inc.	121,970	5,469,135
Trident Resources Corp., Private Placement (original cost $2,642,248)(a)(b)(c)	6,553	4,271,757
Williams Cos, Inc. (The)	177,024	5,519,608

		46,679,596

Pharmaceuticals — 4.2%
Pfizer, Inc.	226,274	4,595,625
Shire PLC ADR (Ireland)	38,493	3,352,740
Teva Pharmaceutical Industries Ltd. ADR (Israel)	98,389	4,936,176

		12,884,541

Road & Rail — 1.4%
CSX Corp.	53,799	4,228,601

Software — 7.6%
CA, Inc.	251,514	6,081,608
Oracle Corp.	139,941	4,669,831
Salesforce.com, Inc.(a)	28,622	3,823,327
Symantec Corp.(a)	241,071	4,469,456
VMware, Inc. Cl. A(a)	54,930	4,478,992

		23,523,214

Specialty Retail — 0.7%
Staples, Inc.	115,290	2,238,932

Wireless Telecommunication Services — 1.2%
NII Holdings, Inc.(a)	88,103	3,671,252

TOTAL COMMON STOCKS (Cost:$232,856,155)		$306,062,369

	Units
RIGHT(f)
Oil, Gas & Consumable Fuels
Trident Resources Corp.,	2,436	—

Private Placement, expiring 6/30/15(a)(b)(c) (Cost: $0)

TOTAL LONG-TERM INVESTMENTS (Cost: $232,856,155)		$306,062,369

	Shares
SHORT-TERM INVESTMENTS — 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund(e) (Cost: $588,889)	588,889	588,889

TOTAL INVESTMENTS(d) — 99.5% (Cost: $233,445,044)		$306,651,258

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,546,351

NET ASSETS — 100%		$308,197,609

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $2,642,248. The aggregate value of $4,271,757 is approximately 1.4% of net assets.
(d)	As of March 31, 2011, two securities valued at $4,271,757 and representing 1.4% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(e)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

ADR American Depository Receipt

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs ( including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs valued in accordance with Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such Account securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$301,790,612	$—	$4,271,757
Right	—	—	—
Affiliated Mutual Funds	588,889	—	—

Total	$302,379,501	$—	$4,271,757

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2010	$3,650,876
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	620,881
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/2011	$4,271,757

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at fair value.

The Account invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”) a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2011

*	Print the name and title of each signing officer under his or her signature.